Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based compensation	¥ 289,705		¥ 408,208	¥ 281,744
Cost of Revenues [Member]
Share-based compensation	56,629	$ 8,886	64,942	31,593
Research and Development Expenses [Member]
Share-based compensation	135,316	21,234	150,723	86,296
Sales and Marketing Expenses [Member]
Share-based compensation	8,318	1,305	9,879	5,919
General and Administrative Expenses [Member]
Share-based compensation	¥ 89,442	$ 14,035	¥ 182,664	¥ 157,936